Property, leasehold improvements and equipment (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment	$ 140,261	$ 2,647,101	$ 2,670,262	$ 2,601,397
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment		1,709,508	1,709,508	1,709,508
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		786,085	783,221	660,589
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		83,611	99,194	116,117
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		35,105	42,674	47,113
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		1,555	25,326	36,246
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		2,212	4,930	9,483
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		$ 29,025	$ 5,409	$ 22,341